UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST
 (Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck VIP Global Hard Assets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 93.2%
Bermuda: 0.5%
126,400	Nabors Industries Ltd. (USD) *	$2,210,736

Brazil: 0.2%
1,614,800	Brazilian Resources, Inc. (CAD) * # §	899,970

Canada: 13.6%
29,900	Agnico-Eagle Mines Ltd. (USD)	998,062
157,900	Eldorado Gold Corp. (USD)	2,169,546
497,000	First Quantum Minerals Ltd.	9,477,107
193,100	Goldcorp, Inc. (USD)	8,701,086
582,300	IAMGOLD Corp. (USD)	7,738,767
525,919	Kinross Gold Corp.	5,140,819
800	Kinross Gold Corp. (USD)	7,832
24,704	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	15,851
177,300	New Gold, Inc. (USD) *	1,751,724
634,400	Osisko Mining Corp. *	7,365,133
324,800	Pacific Rubiales Energy Corp.	9,488,869
184,700	Potash Corp of Saskatchewan, Inc. (USD)	8,438,943
110,800	Teck Resources Ltd. (USD)	3,951,128

		65,244,867

China / Hong Kong: 0.5%
1,111,200	Yanzhou Coal Mining Co. Ltd. #	2,416,636

Kuwait: 1.7%
389,061	Kuwait Energy Co. K.S.C.C. * # § ø	803,445
3,501,548	Kuwait Energy Plc (GBP) * # § ø	7,273,472

		8,076,917

Norway: 2.0%
260,400	SeaDrill Ltd. #	9,778,012

Switzerland: 2.3%
158,100	Noble Corp. (USD) *	5,924,007
324,300	Weatherford International Ltd. (USD) *	4,893,687

		10,817,694

United Kingdom: 13.5%
3,160,400	Afren Plc * #	6,757,067
15,000	African Minerals Ltd. * # ø	132,932
301,200	African Minerals Ltd. * #	2,669,276
109,800	Antofagasta Plc #	2,029,074
268,900	BHP Billiton Plc #	8,241,023
153,000	Ensco Plc (ADR)	8,098,290
404,000	Ophir Energy Plc * #	3,276,564
77,600	Randgold Resources Ltd. (ADR)	6,827,248
210,900	Rio Tinto Plc (ADR)	11,723,931
888,900	Xstrata Plc #	15,228,502

		64,983,907

United States: 58.9%
106,005	Alpha Natural Resources, Inc. *	1,612,336
264,600	Anadarko Petroleum Corp.	20,728,764
62,400	Apache Corp.	6,267,456
58,300	Berry Petroleum Co.	2,747,679
242,700	Cameron International Corp. *	12,821,841
182,700	Cimarex Energy Co.	13,788,369
173,500	Cliffs Natural Resources, Inc.	12,016,610
120,400	Cloud Peak Energy, Inc. *	1,917,972
86,050	Concho Resources, Inc. *	8,783,984
257,500	Consol Energy, Inc.	8,780,750
52,300	Cummins, Inc.	6,278,092
103,100	Devon Energy Corp.	7,332,472
150,500	Diamond Offshore Drilling, Inc.	10,045,875
118,300	Dril-Quip, Inc. *	7,691,866
814,070	Far East Energy Corp. *	211,577
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	18,858

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

58,700	Green Plains Renewable Energy, Inc. *	633,373
10,600	Gulfport Energy Corp. *	308,672
527,100	Halliburton Co.	17,494,449
371,100	HollyFrontier Corp.	11,930,865
56,800	Jacobs Engineering Group, Inc. *	2,520,216
174,200	Key Energy Services, Inc. *	2,691,390
508,500	Louisiana-Pacific Corp. *	4,754,475
108,400	National Oilwell Varco, Inc.	8,614,548
128,150	Newfield Exploration Co. *	4,444,242
228,700	Newmont Mining Corp.	11,725,449
158,100	Occidental Petroleum Corp.	15,055,863
137,100	Patterson-UTI Energy, Inc.	2,370,459
97,500	Peabody Energy Corp.	2,823,600
136,400	Pioneer Natural Resources Co.	15,220,876
257,700	Schlumberger Ltd.	18,020,961
135,400	SM Energy Co.	9,582,258
205,400	Steel Dynamics, Inc.	2,986,516
83,300	The Mosaic Co.	4,605,657
166,200	United States Steel Corp.	4,881,294
355,000	Western Refining, Inc. *	6,681,100
255,600	Whiting Petroleum Corp. *	13,879,080

		282,269,844

Total Common Stocks (Cost: $417,424,947)		446,698,583

EXCHANGE TRADED FUND: 1.1% (Cost: $4,053,259)
33,600	SPDR Gold Trust *	5,447,904

MONEY MARKET FUND: 7.3% (Cost: $34,995,118)
34,995,118	AIM Treasury Portfolio - Institutional Class	34,995,118

Total Investments: 101.6% (Cost: $456,473,324)		487,141,605
Liabilities in excess of other assets: (1.6)%		(7,529,597)

NET ASSETS: 100.0%		$479,612,008

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $59,524,831 which represents 12.4% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $8,995,745 which represents 1.9% of net assets.
ø	Restricted security - the aggregate value of restricted securities is $8,209,849, or 1.7% of net assets.

Restricted securities held by the Fund as of March 31, 2012 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd.	07/02/2009	15,000	$61,444	$132,932	0.0%
Kuwait Energy Co. K.S.C.C.	08/06/2008	389,061	1,176,489	803,445	0.2
Kuwait Energy Plc	12/19/2011	3,501,548	10,588,404	7,273,472	1.5

			$11,826,337	$8,209,849	1.7%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	20.1%	$98,000,900
Energy	60.4	294,322,290
Industrial	2.8	13,552,783
Industrial Metals	5.8	28,300,807
Precious Metals	2.6	12,521,803
Exchange Traded Fund	1.1	5,447,904
Money Market Fund	7.2	34,995,118

	100.0%	$487,141,605

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Bermuda	$2,210,736	$—	$—	$2,210,736
Brazil	—	—	899,970	899,970
Canada	65,244,867	—	—	65,244,867
China / Hong Kong	—	2,416,636	—	2,416,636
Kuwait	—	—	8,076,917	8,076,917
Norway	—	9,778,012	—	9,778,012
Switzerland	10,817,694	—	—	10,817,694
United Kingdom	26,649,469	38,334,438	—	64,983,907
United States	282,250,986	18,858	—	282,269,844
Exchange Traded Fund	5,447,904	—	—	5,447,904

Money Market Fund	34,995,118	—	—	34,995,118

Total	$427,616,774	$50,547,944	$8,976,887	$487,141,605

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2012:

Balance as of 12/31/11	$7,534,691
Realized gain (loss)	—
Change in unrealized appreciation	1,442,196
Purchases	—
Sales	—
Transfers in and/or out of level 3	—

Balance as of 3/31/12	$8,976,887

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2012:

	Fair Value 3/31/12	Valuation Technique	Unobservable input (1)	% / Range	Impact to Valuation from an Increase in Input (2)

Common Stocks	$8,976,887	Corporate issuance
		Discounted Cash Flow	Weighted average cost of capital	15.60%	Decrease
		Market comparable companies	Control discount	19.60%	Decrease
			EBITDA Multiple	5.50%	Increase
			Long term revenue growth rate	5.00%	Increase
			Discount for lack of market	0-25%	Decrease

(1) In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments. EBITDA means Earnings Before Interest Taxes Depreciation and Amortization.
(2) This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

VAN ECK VIP GLOBAL HARD ASSETS FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation– The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2012 was $474,542,507 and net unrealized appreciation aggregated $12,599,098 of which $60,265,328 related to appreciated securities and $47,666,230 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: May 29, 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: May 29, 2012